Note 19 - Segment Information - Summary of Long Lived Assets by Physical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Physical Location of Long Lived Assets	$ 13,755	$ 13,736	$ 14,011
TAIWAN, PROVINCE OF CHINA
Physical Location of Long Lived Assets	6,145	5,607	5,813
UNITED STATES
Physical Location of Long Lived Assets	4,015	4,176	4,162
CHINA
Physical Location of Long Lived Assets	3,565	3,920	3,997
Other Countries [Member]
Physical Location of Long Lived Assets	$ 30	$ 33	$ 39